Stockholders' Equity (Detail) - shares	Mar. 31, 2016	Dec. 31, 2015
Shares Of Common Stock Reserved For Future Issuance [Line Items]
Options to purchase common stock	245,593	369,887
Shares reserved for issuance	3,704,221	620,885
Warrants
Shares Of Common Stock Reserved For Future Issuance [Line Items]
Shares reserved for issuance	1,596,235	179,567
2014 Stock Plan
Shares Of Common Stock Reserved For Future Issuance [Line Items]
Shares reserved for issuance	195,725	71,431
Series C Convertible Preferred Stock [Member]
Shares Of Common Stock Reserved For Future Issuance [Line Items]
Shares reserved for issuance	1,666,668